Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Summary of Interest Rate Swaps

A summary of our interest rate swaps is as follows (dollar amounts in thousands):

Notional Amount		Fixed Rate	Effective Date	Termination Date
$250,000	(1)	2.21%	September 7, 2016	September 3, 2021
$250,000		1.54%	November 1, 2016	November 1, 2021
$400,000		2.54%	March 1, 2018	March 1, 2021

(1)	The initial $600,000 notional amount of the swap amortizes to $525,000, $430,000, $320,000 and $250,000 on September 3, 2017, 2018, 2019 and 2020, respectively.

Fair Value of Interest Rate Swaps

The fair value of these interest rate swaps is as follows (amounts in thousands) as of:

	October 31, 2020	February 1, 2020	November 2, 2019
Derivatives designated as hedging instruments
Assets
Amounts included in other current assets	$—	$—	$190
Liabilities
Amounts included in accrued expenses and other current liabilities	1,198	6,130	5,184
Amounts included in other long-term liabilities	136	1,976	2,501

Total derivatives designated as hedging instruments net liability	$(1,334)	$(8,106)	$(7,495)

Derivatives not designated as hedging instruments
Liabilities
Amounts included in accrued expenses and other current liabilities	$4,548	$—	$—

Total derivatives not designated as hedging instruments	(4,548)	—	—

Total derivatives net liability	$(5,882)	$(8,106)	$(7,495)

Impact of Gains and Losses Related to Interest Rate Swaps

The impact of gains and losses related to interest rate swaps that are deferred into AOCI and subsequently reclassified into interest expense or other (income) expense, net is as follows (amounts in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Accumulated Other Comprehensive Income (Loss), beginning	$(8,339)	$(6,284)	$(8,066)	$8,448
Loss deferred into AOCI (net of tax impact of $53)	(278)	(1,317)	(5,318)	(14,459)
Increase (decrease) to interest expense (net of tax impact of $221)	2,590	146	7,357	(1,444)
Loss on swaps from debt refinancing in other (income) expense, net (net of tax impact of $330)	1,000	—	1,000	—

Accumulated Other Comprehensive Income (Loss), ending	$(5,027)	$(7,455)	$(5,027)	$(7,455)

New Academy Holding Company, LLC
Summary of Interest Rate Swaps

A summary of our interest rate swaps is as follows (dollar amounts in thousands):

Notional Amount	Fixed Rate	Effective Date	Termination Date
$320,000 (1)	2.21%	September 7, 2016	September 3, 2021
$250,000	1.54%	November 1, 2016	November 1, 2021
$400,000	2.54%	March 1, 2018	March 1, 2021

(1)	The initial $600,000 notional amount of the swap amortizes to $525,000, $430,000, $320,000 and $250,000 on September 3 of 2017, 2018, 2019 and 2020, respectively.

Fair Value of Interest Rate Swaps

The fair value of the interest rate swaps is as follows (amounts in thousands) as of:

	February 1, 2020	February 2, 2019
Assets
Amounts included in other current assets	$—	$3,386
Amounts included in other noncurrent assets	—	5,355

Liabilities
Amounts included in accrued expenses and other current liabilities	6,130	75
Amounts included in other long-term liabilities	1,976	258

Total swap net assets (liabilities)	$(8,106)	$8,408

Impact of Gains and Losses Related to Interest Rate Swaps

The impact of gains and losses related to interest rate swaps that are deferred into AOCI and subsequently reclassified into interest expense is as follows (amounts in thousands):

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Gain (loss) deferred into AOCI	$(16,096)	$(2,625)	$5,876
Increase (decrease) to interest expense	$(418)	$1,106	$7,497